SUPPLEMENT DATED JANUARY 23, 2026

TO THE PACIFIC SELECT FUND STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 1, 2025 FOR THE CAPITAL APPRECIATION PORTFOLIO AND DATED MAY 1, 2025 FOR ALL OTHER FUNDS

This supplement revises the Pacific Select Fund Statement of Additional Information dated October 1, 2025 for the Capital Appreciation Portfolio and dated May 1, 2025 for all other Funds (the “SAI”), as supplemented, and must be preceded or accompanied by the SAI. The changes in this supplement are currently in effect unless otherwise noted. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

ORGANIZATION AND MANAGEMENT OF THE TRUST

In the Management Information section, the Interested Persons table is deleted and replaced with the following:

Name and Age	Position(s) with the Trust and Length of Time Served[1]	Current Directorship(s) Held and Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen[2]
Michael F. Anderson Year of birth 1968	Chief Executive Officer and President since 12/31/25	Acting General Counsel (12/25 to present), Senior Vice President (6/23 to present) and Deputy General Counsel (6/23 to 12/25) of Pacific Mutual Holding Company; Director (12/25 to present), Acting General Counsel (12/25 to present), Senior Vice President (6/23 to present) and Deputy General Counsel (6/23 to 12/25) of Pacific LifeCorp, Pacific Life and PL&A; Chief Legal Officer (1/14 to 4/23) and Senior Vice President (1/11 to 4/23) of TruStage Insurance Company (formerly named CUNA Mutual); Member of the Board of Association of Life Insurance Counsel (3/22 to 5/23).	62
Howard T. Hirakawa Year of birth 1962	Senior Vice President since 12/10/14	Senior Vice President (4/14 to present) of Pacific Life Fund Advisors LLC; Senior Vice President (12/14 to 4/23) of Pacific Funds Series Trust.	62
Audrey L. Cheng Year of birth 1975	Vice President and General Counsel since 4/01/23 and Assistant Secretary since 1/01/20	Vice President (4/23 to present) and Assistant Vice President (9/11 to 3/23) of Pacific Life; Vice President (4/23 to present), Fund Advisor General Counsel (4/23 to present), and Assistant Secretary (4/23 to present) of Pacific Life Fund Advisors, LLC; Vice President (12/13 to 4/23), General Counsel (4/23 to 4/23), and Assistant Secretary (1/20 to 4/23) of Pacific Funds Series Trust.	62
Laurene E. MacElwee Year of birth 1966	Vice President since 12/13/11, Assistant Secretary since 4/04/05 and Chief Compliance Officer since 11/01/2025	Chief Compliance Officer (7/22 to present), Vice President (4/11 to present) and Assistant Secretary (5/07 to present) of Pacific Life Fund Advisors LLC; Chief Compliance Officer (7/22 to present) of Pacific Life Registered Separate Accounts; Vice President (4/11 to present) of Pacific Life; Vice President (4/05 to 4/23) and Assistant Secretary (6/01 to 4/23) of Pacific Funds Series Trust.	62
Carleton J. Muench Year of birth 1973	Vice President since 12/10/14	Vice President (4/14 to present) of Pacific Life Fund Advisors LLC; Vice President (11/06 to 4/23) of Pacific Funds Series Trust.	62

Name and Age	Position(s) with the Trust and Length of Time Served[1]	Current Directorship(s) Held and Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen[2]
Starla C. Yamauchi Year of birth 1970	Vice President since 4/01/24 and Secretary since 1/04/23

Vice President (4/24 to present), Assistant Vice President (11/21 to 3/24), Secretary (1/23 to present), and Assistant Secretary (8/15 to 1/23) of Pacific Life; Vice President (4/24 to present), Assistant Vice President (11/21 to 3/24), Secretary (1/23 to present), and Assistant Secretary (5/16 to 1/23) of Pacific LifeCorp; Vice President (4/24 to present), Assistant Vice President (5/22 to 3/24), Secretary (1/23 to present), and Assistant Secretary (5/16 to 1/23) of Pacific Mutual Holding Company; Vice President (4/24 to present), Assistant Vice President (1/23 to 3/24), Secretary (1/23 to present), and Assistant Secretary (5/19 to 1/23) of Pacific Select Distributors, LLC; Secretary (1/23 to 4/23) and Vice President (1/23 to 4/23) of Pacific Funds Series Trust.

			62
Kevin W. Steiner Year of birth 1975	Vice President since 4/01/24	Vice President (4/24 to present), Assistant Vice President (4/12 to 3/24) of Pacific Life Fund Advisors LLC; Vice President (1/13 to 4/23) of Pacific Funds Series Trust.	62
Trevor T. Smith Year of birth 1975	Vice President since 6/18/25 and Treasurer since 4/01/18	Vice President (4/25 to present) and Assistant Vice President (1/17 to 3/25) of Pacific Life; Principal Financial Officer (3/23 to present) and Principal Operations Officer (3/23 to present) of Pacific Select Distributors, LLC; and Vice President (3/16 to 4/23) and Treasurer (4/18 to 4/23) of Pacific Funds Series Trust.	62
Bonnie J. Boyle Year of birth 1974	Assistant Vice President and Assistant Treasurer since 1/01/20	Director (6/17 to present) of Pacific Life; Vice President and Assistant Treasurer (1/20 to 4/23) of Pacific Funds Series Trust.	62
Mark Karpe Year of birth 1968	Assistant Vice President and Assistant Secretary since 4/01/23	Assistant Vice President and Managing Assistant General Counsel (4/15 to present) of Pacific Life; Vice President and Assistant Secretary (4/23 to 4/23) of Pacific Funds Series Trust.	62

In the Board of Trustees section, the Board Structure, Leadership subsection is deleted and replaced with the following:

Board Structure, Leadership. The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established three standing committees, an Audit Committee, a Policy Committee and a Governance Committee, which are discussed in greater detail under “Committees” below. All of the members of the Board are Independent Trustees and each of the Audit, Policy and Governance Committee is comprised entirely of Independent Trustees. The Chairman of the Board is an Independent Trustee who acts as the primary liaison between the Independent Trustees and management. The Chairman of the Board helps identify matters for consideration by the Board and regularly participates in the agenda setting process for Board meetings. The Chairman of the Board serves as Chairman of the Trust’s Policy Committee, which provides a forum for the Independent Trustees to meet in separate session to deliberate on matters relevant to the Trust. The Independent Trustees have also engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust. The Board reviews its structure annually through the Governance Committee. In developing its structure, the Board has considered that all shareholders of the Trust are variable life insurance or variable annuity clients of Pacific Life and PL&A. The Board has also determined that having a Chairman of the Board who is an Independent Trustee and the function and composition of the Policy, Audit and Governance Committees are appropriate means to provide effective oversight on behalf of the Trust’s shareholders.

Also in the Board of Trustees section, the Information about Each Trustee’s Qualification, Experience, Attributes or Skills subsection is deleted and replaced with the following:

Information about Each Trustee’s Qualification, Experience, Attributes or Skills. The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as a Trustee of the Trust in light of the Trust’s business and structure. In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years. They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust and have demonstrated a commitment to discharging oversight duties as trustees in the interests of shareholders. The Trust’s Governance Committee annually conducts a “self-assessment” wherein the effectiveness of the Board and its committees is reviewed. In conducting its annual self-assessment, the Governance Committee has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

In addition to the information provided in the charts above, including in particular the many years of mutual fund experience on the Board of the Trust and Pacific Funds Series Trust, certain additional information regarding the Trustees and their Trustee Attributes is provided below. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity and work ethic, along with the ability to work together, to communicate effectively, to exercise judgment and ask incisive questions, and commitment to shareholder interests.

Ms. Caruso has executive experience from her former positions as President and Chief Executive Officer of Zurich Life, Chairman, President and Chief Executive Officer of Scudder Canada Investor Services, Ltd. and Managing Director of Scudder Kemper Investments. Ms. Caruso also has prior insurance company board experience, having previously served as a director of LandAmerica Financial Group, Inc. (an insurance company) and on the board of directors of the Illinois Life Insurance Council as well as prior insurance fund and mutual fund board experience. Ms. Caruso is a former member of the Board of Governors of the Investment Company Institute and former member of the Governing Council of the Independent Directors Council. Ms. Caruso also currently serves as a trustee and Chair of the Board of the Matthews Asia Funds (a series of mutual funds).

Mr. Iseman has significant investment management and executive experience from his former positions as Chief Executive Officer of Scout Investments and President of Scout Funds (a series of mutual funds now known as the Carillon Series Trust). Mr. Iseman is currently a member of the Board of Governors of the Investment Company Institute and of the Governing Council of the Independent Directors Council of the Investment Company Institute. Mr. Iseman has investment company board experience, having previously served as an interested trustee for the Scout Funds and also currently serves as a trustee of the Tortoise Capital Series Trust.

Mr. Keller has financial accounting experience as a Certified Public Accountant and was a former Audit Partner at PricewaterhouseCoopers LLP with over 30 years of experience in the mutual fund industry. Mr. Keller also currently serves as a trustee and Chairman of the Board of the FAM Funds (a series of mutual funds).

Ms. Moore has significant legal experience as a former Partner with the law firm of Gibson, Dunn & Crutcher.

Mr. Veerjee has insurance company executive experience as former President of Transamerica Insurance and Investment Group. He also has executive mutual fund and asset management experience as former President of Transamerica Asset Management and as former Chairman and Chief Executive Officer of Transamerica Premier Funds.

Also in the Board of Trustees section, in the Beneficial Interest of Trustees subsection, the table is deleted and replaced with the following:

Name of Trustee	Dollar Range of Equity Securities in a Fund of the Trust[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Family of Investment Companies[2]
Gale K. Caruso

Health Sciences Portfolio: $10,001 to $50,000

Hedged Equity Portfolio: $50,001 to $100,000

International Value Portfolio: $50,001 to $100,000

Large-Cap Value Portfolio: $50,001 to $100,000

Mid-Cap Value Portfolio: $50,001 to $100,000

Over $100,000
Andrew J. Iseman	Hedged Equity Portfolio: over $100,000	Over $100,000
Paul A. Keller	None	None
Lucie H. Moore	None	None
Nooruddin (Rudy) Veerjee	None	None

[1]	The following (which is not included in the above table) shows the dollar range of an Independent Trustee’s deferred compensation allocations for the Trust as of December 31, 2024, which tracks the performance of certain Funds of the Trust as described in the “Deferred Compensation Plan” section: Gale K. Caruso – over $100,000; Lucie H. Moore – over $100,000; Nooruddin (Rudy) Veerjee – over $100,000; Paul A. Keller – over $100,000
[2]	As of December 31, 2024, the “Family of Investment Companies” consisted of the Trust. The following shows the dollar range of an Independent Trustee’s deferred compensation allocations for the Trust as of December 31, 2024: Gale K. Caruso – over $100,000; Lucie H. Moore – over $100,000; Nooruddin (Rudy) Veerjee – over $100,000; Paul A. Keller – over $100,000

Also in the Board of Trustees section, the Compensation subsection is deleted and replaced with the following:

Compensation. No compensation is paid by the Trust to any of the Trusts’ Officers. The following table shows the compensation paid to the Trust’s Independent Trustees for the most recently completed fiscal year ended December 31, 2024:

Name	Aggregate Compensation from the Trust[1]	Pension or Retirement Benefits Accrued as Part of the Trust’s Expenses	Total Compensation from Fund Complex Paid to Trustees [2]
Gale K. Caruso	$283,000	N/A	$283,000
Andrew J. Iseman	$283,000	N/A	$283,000
Paul A. Keller	$324,500	N/A	$284,500
Lucie H. Moore	$294,500	N/A	$294,500
Nooruddin (Rudy) Veerjee	$379,000	N/A	$379,000
	$1,564,000	N/A	$1,524,000

[1]	Includes compensation deferred by Paul A. Keller of $40,000 pursuant to the Deferred Compensation Plan.
[2]	The “Fund Complex” consisted of the Trust, with compensation paid by the Trust for its fiscal year ended December 31, 2024. These amounts exclude deferred compensation, if any, because such amounts were not paid during the relevant periods.